Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Other Intangible Assets [Abstract]
Schedule of Other Intangible Assets

Other intangible assets consisted of the following:

	December 31, 2017			December 31, 2016
	Carrying Amount,		Net	Carrying Amount,		Net
	Net of	Accumulated	Book	Net of	Accumulated	Book
	Impairment	Amortization	Value	Impairment	Amortization	Value
	U.S. $ in thousands
Developed technology	$304,601	$(220,420)	$84,181	$304,766	$(198,632)	$106,134
Patents	19,708	(14,279)	5,429	19,009	(12,257)	6,752
Trademarks and trade names	27,248	(18,245)	9,003	27,819	(16,849)	10,970
Customer relationships	106,203	(63,435)	42,768	106,571	(54,258)	52,313
Capitalized software development costs	19,541	(18,800)	741	19,540	(18,251)	1,289
	$477,301	$(335,179)	$142,122	$477,705	$(300,247)	$177,458

Schedule of Estimated Future Amortization Expense Relating to Definite Life Intangible Assets

As of December 31, 2017, estimated future amortization expense relating to definite life intangible assets for each of the next five years and thereafter were as follows:

Estimated amortization
expense
Year ending December 31,	(U.S. $ in thousands)
2018	$32,523
2019	32,190
2020	31,852
2021	31,281
2022	10,553
Thereafter	3,723
Total	$142,122